SEGMENTS - Schedule Of Relationship between Customer Assets and Loans and Advances (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Customer balances (gross)	£ 194,858	£ 194,512
Loan loss allowance	(801)	(784)
Customer balances (net)	194,057	193,728
Accrued interest	664	714
Other items	143	134
Net loans and advances to customers	200,228	199,408
Liabilities
Customer balances (gross)	177,681	176,733
Customer balances (net)	177,681	176,733
Accrued interest	908	854
Other items	(254)	(252)
Deposits by customers	181,546	180,967
Intercompany balances (including joint ventures)
Assets
Intercompany balances (including joint ventures)	5,364	4,832
Liabilities
Intercompany balances (including joint ventures)	£ 3,211	£ 3,632